Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 8,285	$ 17,950	$ 18,083
Internally generated fuel cell intangible assets | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,199	1,690
ERP management reporting software system | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,825	5,738
Intellectual property acquired from UTC
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,417	1,864
Intellectual property acquired from H2 Logic A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets	43	129
Intellectual property acquired from Protonex
Disclosure of detailed information about intangible assets [line items]
Intangible assets	787	8,507
Intellectual property acquired by Ballard Power Systems Europe | Patents, know-how and in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14	$ 22